Lease Intangibles - Estimated Aggregate Amortization Expense for Lease Intangibles (Detail) (USD $)	Sep. 30, 2014	Dec. 31, 2013 Predecessor [Member] Above Market Leases [Member]	Dec. 31, 2013 Predecessor [Member] In Place Leases [Member]	Dec. 31, 2013 Predecessor [Member] Leasing Commissions [Member]	Dec. 31, 2013 Predecessor [Member] Above Market and In Place Leases and Leasing Commissions [Member]	Dec. 31, 2013 Predecessor [Member] Below Market Leases [Member]	Dec. 31, 2013 Predecessor [Member] Below Market Ground Lease [Member]	Dec. 31, 2013 Predecessor [Member] Total of Below Market and Below Market Ground Leases [Member]
Finite-Lived Intangible Assets [Line Items]
2014	$ 1,650,514	$ 579,905	$ 3,412,297	$ 1,200,127	$ 5,192,329	$ (16,454)	$ (4,011)	$ (20,465)
2015	6,343,804	543,010	2,580,918	1,137,079	4,261,007	(16,454)	(4,011)	(20,465)
2016	5,860,838	315,073	2,454,341	697,689	3,467,103	(9,382)	(4,011)	(13,393)
2017	3,605,134	145,904	550,440	298,369	994,713	(3,047)	(4,011)	(7,058)
2018	2,430,107	79,776		170,344	250,120		(4,011)	(4,011)
Thereafter	6,455,648	73,036		162,447	235,483		(101,954)	(101,954)
Total	$ 26,346,045	$ 1,736,704	$ 8,997,996	$ 3,666,055	$ 14,400,755	$ (45,337)	$ (122,009)	$ (167,346)